Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	ACTC
Entity Registrant Name	ADVANCED CELL TECHNOLOGY, INC.
Entity Central Index Key	0001140098
Entity Filer Category	Accelerated Filer